FINANCIAL INSTRUMENTS AND DERIVATIVES Gain (Loss) recorded in AOCI Net Investment Hedges (Details) - Designated as Hedging Instrument [Member] - Net Investment Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 62,383	$ (41,454)
Derivative, Gain (Loss) on Derivative, Net	1,557	6,487
Cross Currency Basis Swaps Member
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	19,340	(36,035)
Cross Currency Basis Swaps Member | Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1,852	4,771
Cross Currency Basis Swaps Member | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1,569)	1,432
Cross Currency Basis Swaps Member | Other Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1,274	284
Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 43,043	$ (5,419)